General Information, details (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) teu
Capacity By Subsidiary And Fees [Line Items]
Monthly management fee, laid up vessels | $	$ 604
Likiep Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Orangina Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,426
Rongerik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Utirik Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	3,739
Dud Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,042
Mago Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923
Eluk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Oruk Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,541
Delap Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Jabor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	5,576
Meck Shipping Company Inc Member [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Langor Shipping Company Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	6,494
Lemongina Inc [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,729
Nauru Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,024
Kapa Shipping Company Inc (Note 4) [Member]
Capacity By Subsidiary And Fees [Line Items]
Vessel capacity in TEU	4,923